Segment and Geographical Data (Tables)	12 Months Ended
Sep. 26, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Business Segment
Selected information by business segment is as follows:

	Fiscal Year
	2014	2013	2012
Net sales:
Specialty Brands	$413.5	$206.4	$156.4
Specialty Generics	1,199.4	1,011.2	848.8
Global Medical Imaging	881.5	935.7	996.8
Net sales of operating segments (1)	2,494.4	2,153.3	2,002.0
Other (2)	46.0	51.2	54.2
Net sales	$2,540.4	$2,204.5	$2,056.2
Operating income:
Specialty Brands	$(50.6)	$(36.2)	$(75.0)
Specialty Generics	617.4	347.9	237.8
Global Medical Imaging	47.1	112.3	214.3
Segment operating income	613.9	424.0	377.1
Unallocated amounts:
Corporate and allocated expenses (3)	(241.4)	(133.8)	(69.9)
Intangible asset amortization	(162.3)	(35.4)	(27.3)
Restructuring and related charges, net (4)	(129.1)	(35.8)	(19.2)
Non-restructuring impairments	(355.6)	—	—
Separation costs	(9.6)	(74.2)	(25.5)
Operating (loss) income	$(284.1)	$144.8	$235.2

Depreciation and amortization (5):
Specialty Brands	$152.9	$24.9	$16.7
Specialty Generics	77.8	72.7	72.0
Global Medical Imaging	45.2	42.0	42.2
Depreciation and amortization	$275.9	$139.6	$130.9

(1)	Amounts represent sales to external customers. There were no intersegment sales.

(2)	Represents products that were sold to Covidien, which is discussed in Note 16.

(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company's operating segments.

(4)	Includes restructuring-related accelerated depreciation of $0.5 million, $2.6 million and $8.0 million for fiscal 2014, 2013 and 2012, respectively.

(5)	Depreciation for certain shared facilities is allocated based on occupancy percentage.

Schedule of Net Sales from External Customers by Products
Net sales by product family within the Company's segments are as follows:

	Fiscal Year
	2014	2013	2012
Exalgo	$76.1	$126.1	$91.9
Ofirmev	124.4	—	—
Acthar	122.9	—	—
Other	90.1	80.3	64.5
Specialty Brands	413.5	206.4	156.4

Methylphenidate ER	209.6	148.3	—
Oxycodone (API) and oxycodone-containing tablets	155.2	139.0	144.1
Hydrocodone (API) and hydrocodone-containing tablets	99.4	140.0	130.5
Other controlled substances	584.5	443.3	439.5
Other	150.7	140.6	134.7
Specialty Generics	1,199.4	1,011.2	848.8

Optiray	284.0	318.5	352.2
Other	165.8	179.6	189.8
Contrast Media and Delivery Systems	449.8	498.1	542.0
Nuclear Imaging	431.7	437.6	454.8
Global Medical Imaging	881.5	935.7	996.8

Other (1)	46.0	51.2	54.2
Net sales	$2,540.4	$2,204.5	$2,056.2

(1)	Represents products that were sold to Covidien, which is discussed in Note 16.

Schedule of Net Sales and Long-Lived Assets by Geographical Area
Selected information by geographic area is as follows:

	Fiscal Year
	2014	2013	2012
Net sales (1):
U.S.	$1,899.8	$1,518.7	$1,350.2
Europe, Middle East and Africa	394.0	404.3	411.0
Other	246.6	281.5	295.0
	$2,540.4	$2,204.5	$2,056.2
Long-lived assets (2):
U.S.	$854.2	$893.3	$847.7
Europe, Middle East and Africa (3)	61.9	81.0	72.2
Other	57.4	51.8	52.1
	$973.5	$1,026.1	$972.0

(1)	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.

(2)	Long-lived assets are primarily composed of property, plant and equipment.

(3)	Includes long-lived assets located in Ireland of $26.9 million, $48.7 million and $45.5 million at the end of fiscal 2014, 2013 and 2012, respectively.